FAIR VALUE MEASUREMENTS - Schedule of fair value hierarchy of financial assets and liabilities measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables represent the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2023:

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$450,398	$—	$—	$450,398
Marketable securities	282,384	62,344		344,728
Foreign currency derivative assets	—	13,144	—	13,144
Financial liabilities:
Foreign currency derivative liabilities	—	(2)	—	(2)

	$732,782	$75,486	$—	$808,268

	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$533,854	$—	$—	$533,854
Marketable securities	22,721	182,648	—	205,369
Foreign currency derivative assets	—	15,059	—	15,059
Financial liabilities:
Foreign currency derivative liabilities	—	(7,868)	—	(7,868)

	$556,575	$189,839	$—	$746,414
	In accordance with ASC 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices for identical assets in active markets or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.
Fair Value, recurring
Financial liabilities:
Fair Value, Net Asset (Liability)	$ 808,268	$ 746,414
Fair Value, recurring | Money market funds
Financial assets:
Assets, Fair Value Disclosure	450,398	533,854
Fair Value, recurring | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	344,728	205,369
Fair Value, recurring | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	13,144	15,059
Fair Value, recurring | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	(2)	(7,868)
Fair Value, recurring | Level 1
Financial liabilities:
Fair Value, Net Asset (Liability)	732,782	556,575
Fair Value, recurring | Level 1 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	450,398	533,854
Fair Value, recurring | Level 1 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	282,384	22,721
Fair Value, recurring | Level 1 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 1 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	0	0
Fair Value, recurring | Level 2
Financial liabilities:
Fair Value, Net Asset (Liability)	75,486	189,839
Fair Value, recurring | Level 2 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 2 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	62,344	182,648
Fair Value, recurring | Level 2 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	13,144	15,059
Fair Value, recurring | Level 2 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	(2)	(7,868)
Fair Value, recurring | Level 3
Financial liabilities:
Fair Value, Net Asset (Liability)	0	0
Fair Value, recurring | Level 3 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 3 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure		0
Fair Value, recurring | Level 3 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 3 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	$ 0	$ 0